Note 13 - Deconsolidation (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2013	Nov. 30, 2015	Jun. 30, 2015
Note 13 - Deconsolidation (Details) [Line Items]
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates		$ 8,463,170
Equity Method Investment, Ownership Percentage					20.00%
Proceeds from Sale of Equity Method Investments		12,765,427	$ 11,445,202
CFO Zhongcheng [Member]
Note 13 - Deconsolidation (Details) [Line Items]
Deconsolidation, Ownership Percentage, Disposed	100.00%
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates	$ 9,322,850
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee		$ 9,161,948
CFO Securities Consuting [Member]
Note 13 - Deconsolidation (Details) [Line Items]
Cost Method Investments, Ownership Percentage	10.00%	10.00%
Cost Method Investments, Fair Value Disclosure	$ 477,393	$ 477,393
CFO Securities Consuting [Member] | CFO Securities Consuting [Member]
Note 13 - Deconsolidation (Details) [Line Items]
Ownership Interest of Subsidiary	90.00%	90.00%
CFO Aishang [Member]
Note 13 - Deconsolidation (Details) [Line Items]
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee		$ 837,853
Equity Method Investment Ownership Transferred Percentage	15.00%
Equity Method Investment, Ownership Percentage	40.00%	40.00%		55.00%
Proceeds from Sale of Equity Method Investments	$ 3,861
Equity Method Investments, Fair Value Disclosure	$ 985,586	$ 985,586